Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	$ 356
Property and equipment, ending balance	282	$ 356
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	970	913
Additions, net of foreign exchange impact	7	57
Property and equipment, ending balance	977	970
Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(614)	(521)
Depreciation expense	81	93
Property and equipment, ending balance	(695)	(614)
Medical Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	9
Property and equipment, ending balance	7	9
Medical Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	62	62
Additions, net of foreign exchange impact	0	0
Property and equipment, ending balance	62	62
Medical Equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(53)	(51)
Depreciation expense	2	2
Property and equipment, ending balance	(55)	(53)
Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	108
Property and equipment, ending balance	85	108
Computer Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	429	406
Additions, net of foreign exchange impact	7	23
Property and equipment, ending balance	436	429
Computer Equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(321)	(285)
Depreciation expense	30	36
Property and equipment, ending balance	(351)	(321)
Office Equipment and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	156
Property and equipment, ending balance	128	156
Office Equipment and Furniture | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	248	217
Additions, net of foreign exchange impact	0	31
Property and equipment, ending balance	248	248
Office Equipment and Furniture | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(92)	(58)
Depreciation expense	28	34
Property and equipment, ending balance	(120)	(92)
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	83
Property and equipment, ending balance	62	83
Leasehold Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	231	228
Additions, net of foreign exchange impact	0	3
Property and equipment, ending balance	231	231
Leasehold Improvements | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(148)	(127)
Depreciation expense	21	21
Property and equipment, ending balance	$ (169)	$ (148)